Investment Strategy	Nov. 01, 2025
Simplify Bitcoin Strategy PLUS Income ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Fund is an actively managed exchange-traded fund (an “ETF”). The Fund’s Adviser seeks to achieve the Fund’s investment objective by using two primary strategies: (1) a Bitcoin strategy, and (2) an income strategy.

The Fund does not invest in Bitcoin directly.

Bitcoin Strategy

The Adviser seeks capital gains through a Bitcoin strategy. Under normal market conditions, the Adviser selects investments in Bitcoin related instruments so that the total value of economic Bitcoin exposure is approximately 100% to 200% of the net assets of the Fund. The Adviser uses a proprietary economic model to establish Bitcoin exposure along the 100% to 200% continuum. The proprietary model uses historical data to identify price and volatility trends and then predict current market behavior. The Adviser increases or decreases Bitcoin exposure based on the direction of the trends. The Bitcoin related instruments in which the Fund invests are Bitcoin futures, exchange-traded products with direct exposure to Bitcoin (“Bitcoin ETPs”), exchange-traded funds with indirect exposure to Bitcoin primarily through Bitcoin futures, options, or other derivative instruments (“Bitcoin ETFs”), and options and swaps linked to Bitcoin ETFs and Bitcoin ETPs as well as swaps and options on Bitcoin. The Adviser selects the instrument or instruments it believes presents the most economically efficient means to capture Bitcoin returns. The Adviser may reallocate among instruments when one becomes more economically efficient.

Bitcoin Futures and Swaps

Bitcoin futures are intended to track, although not lockstep, the price of Bitcoin. The Fund only invests in standardized, cash-settled Bitcoin futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission. As of the date of this prospectus, only regulated U.S. exchanges have such contracts. The value of Bitcoin futures is determined by reference to the underlying reference asset (the spot price of Bitcoin as measured by the relevant futures exchange, which is based on a survey of major spot Bitcoin exchanges). The Adviser invests primarily in front-month Bitcoin futures. Front-month Bitcoin futures contracts are those contracts with the shortest time to maturity.

The Fund may also gain exposure to Bitcoin by entering into swap agreements that use Bitcoin, a Bitcoin ETF or Bitcoin ETP as the reference asset. A swap agreement is a two-party contract entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The swap agreements entered into by the Fund may provide exposure to a single Bitcoin ETF and/or Bitcoin ETP, multiple Bitcoin ETPs and/or Bitcoin ETFs, or solely to Bitcoin. The particular Bitcoin ETF or Bitcoin ETP used as the reference asset for one or more of the Fund’s swap agreements may change at any time based on a variety of factors, including market conditions, counterparty terms, and the liquidity, performance, and fees of those Bitcoin ETFs and Bitcoin ETPs.

Bitcoin ETPs and Bitcoin ETFs

Bitcoin ETPs are investment vehicles that track the price of Bitcoin by directly holding actual Bitcoin (called “spot”) as their underlying asset while Bitcoin ETFs primarily invest in Bitcoin futures, options, swaps, or other derivative instruments to gain exposure to Bitcoin. The Bitcoin ETPs and Bitcoin ETFs trade on a U.S.-regulated securities exchange. Unlike Bitcoin ETFs, Bitcoin ETPs are not registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). The Adviser selects specific Bitcoin ETPs and Bitcoin ETFs that it believes offer sufficient liquidity and relatively low expenses.

Options on Bitcoin, Bitcoin Futures, Bitcoin ETFs and Bitcoin ETPs

In effectuating the Fund’s Bitcoin strategy, the Fund may purchase call options contracts that utilize Bitcoin, Bitcoin futures, a Bitcoin ETF or Bitcoin ETP as the reference asset. To implement the Bitcoin options strategy, the Fund invests in over-the-counter options on Bitcoin and traditional exchange-traded options on Bitcoin futures, Bitcoin ETFs, Bitcoin ETPs, or an index of Bitcoin ETPs and/or FLexible EXchange® options (“FLEX Options”) that utilize a Bitcoin ETF or Bitcoin ETP as the reference asset. The Fund will close out over-the-counter options on Bitcoin prior to expiration so that it does not take delivery of Bitcoin. The Fund expects to primarily invest in options contracts that are listed, traded and cleared on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

Option Sub-Strategy

The Adviser seeks additional capital gains through an option sub-strategy with up to 20% of Fund assets. However, gains from written option premiums are often referred to as income. The option strategy consists of an exchange-traded and over-the-counter (“OTC”) put and call buying and writing strategy on instruments linked to Bitcoin. A call option gives the owner the right, but not the obligation, to buy a security, index future, ETF, or reference asset at a specified price (strike price) within a specific time period. A put option gives the owner the right, but not the obligation, to sell index futures or sell a security, index future, ETF, or reference asset at a specified price (strike price) within a specific time period. The Adviser focuses on creating synthetic-type exposure to Bitcoin by writing put options and buying call options on Bitcoin-linked reference assets. This paired (or two-leg) option strategy is referred to in option industry parlance as a “risk reversal” strategy.

Risk Reversal

A risk reversal strategy involves buying an out-of-the-money call and selling an out-of-the-money put. For example, if the reference asset price is currently $100, the Fund might buy a call at the $105 strike price and sell an out-of-the-money put at the $95 strike price. The initial cost of the strategy would be small and may potentially provide a net credit. If the reference asset price at expiration is above the $105 strike, the Fund would begin to profit at a one-to-one ratio and the written put would expire worthless. If the reference asset price goes below the $95 strike, the Fund would begin to lose at the same one-to-one ratio and the purchased call would expire worthless. When the Adviser expects the price of Bitcoin to rise, this bullish strategy is very efficient because of the low cost to establish the position. In terms of return profile, it is similar to being long the Bitcoin-linked instrument, but at a much lower initial cost. However, the Fund remains exposed to significant downside risk because it has written (i.e. a short position) the put.

Generally, the Adviser selects among the options linked strategies based upon its evaluation of relative value based on cost, strike price (price that the optioned asset can be bought or sold by the option holder) and maturity (the last date the option contract is valid) and will exercise or close the options based on approaching maturity or opportunistic portfolio rebalancing. The Fund anticipates purchasing and selling options on a weekly, monthly, quarterly, and annual basis, depending upon the Adviser’s strategy outlook and the individual option expiration dates. However, the Fund may adjust its option portfolio on a more frequent basis for a number of reasons such as if market volatility renders the return profile provided by the option strategy less effective or ineffective or an option position has appreciated to the point that it is prudent to decrease the Fund’s exposure and realize gains for the Fund’s shareholders. While the option strategy is intended to improve the Fund’s performance, there is no guarantee that it will do so.

The Fund is deemed to be concentrated because it invests more than 25% of its net assets in investments that provide exposure to Bitcoin and/or Bitcoin futures contracts.

Bitcoin and Bitcoin Blockchain

Bitcoin is a digital asset that operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange (although it is not widely used in this manner at present) utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning Bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity.

The Bitcoin blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all Bitcoin transactions. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, become extremely difficult to reverse and tamper with. The integrity, transparency, and security of the transactional data are maintained autonomously within the Bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

Income Strategy

To the extent Fund assets are not consumed by the Bitcoin Strategy and to serve as collateral for certain derivative positions, the Adviser deploys assets through an income strategy focused on high-quality short-term debt instruments: U.S. Treasury securities, U.S. Treasury Inflation-Protected Securities (“TIPS”), and fixed-income ETFs that invest primarily in U.S. Treasury securities. A portion of these securities serve as collateral for the Fund’s futures, options, and swap positions.

Additionally, the Fund increases its income producing portfolio through leverage by entering into reverse repurchase agreements. Reverse repurchase agreements are contracts in which the Fund is a seller of securities under an agreement to buy the securities back at a specified time and price. Reverse repurchase agreements are used by the Fund as an indirect means of borrowing. The Adviser may invest in an affiliated money market ETF to manage liquidity or to pledge as collateral for derivatives.

Subsidiary

The Fund executes a portion of its Bitcoin strategy indirectly by investing up to 25% of its total assets (measured at the time of investment) in a wholly owned and controlled subsidiary, the Simplify Bitcoin Strategy PLUS Income Cayman Fund (the “Subsidiary”), which is designed to enhance the ability of the Fund to obtain indirect exposure to the Bitcoin market consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Fund expects to gain exposure to Bitcoin futures, Bitcoin swaps, Bitcoin ETP swaps, options on Bitcoin, Bitcoin futures, Bitcoin ETPs, or an index of Bitcoin ETPs through the Subsidiary. The Fund does not control any other entity. The Subsidiary is advised by the Adviser. Unlike the Fund, the Subsidiary may invest without limitation indirectly in Bitcoin-related investments, however, the Subsidiary will comply with the same Investment Company Act of 1940 asset coverage requirements, when viewed on a consolidated basis with the Fund, with respect to its investments in derivatives; and also complies with the provisions of the Investment Company Act of 1940 in Section 15 (regarding investment advisory contract approvals).

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.